                                   SUPPLEMENT
                            DATED SEPTEMBER 6, 2005
             TO THE HARTFORD GLOBAL/INTERNATIONAL FUNDS PROSPECTUS
              DATED MARCH 1, 2005 (AS SUPPLEMENTED MARCH 15, 2005)

The Prospectus is revised as follows:

1.  CHANGE IN INVESTMENT POLICY TO THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

     As of December 1, 2005, under the heading "The Hartford International Small Company Fund -- Principal Investment Strategy" on page 35 of the Prospectus, the first sentence of the first paragraph shall be deleted and replaced with the following:

          Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small capitalization companies. The fund defines small capitalization companies as companies with a market capitalization within the range of the S&P/Citigroup Extended Market Euro-Pacific Index.

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2.  CLASS Y SHARES

     In the "Introduction" on page 2 of the Prospectus, the third sentence of the first paragraph is deleted and replaced with the following:

          "Each of the funds also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class."

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3.  FEE WAIVERS AND EXPENSE CAPS

     At the most recent Board of Directors meeting held on August 2-3, 2005, Hartford Investment Financial Services, LLC, the funds' investment manager, voluntarily agreed to waive a portion of its management fees with respect to certain funds. Accordingly, the following changes for the noted funds are being made to the Prospectus:

A. THE HARTFORD GLOBAL COMMUNICATIONS FUND

     As of September 1, 2005, under the heading "The Hartford Global Communications Fund, Your Expenses", on page 7 of the Prospectus, footnote 3 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

        (3) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.15%, 1.90% and 1.90%, respectively.

     As of September 1, 2005, under the heading "The Hartford Global Communications Fund, Your Expenses", on page 7, footnote 4 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Management fees" and "Total annual operating expenses" in the table.

        (4) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55%. This management fee waiver may be discontinued at any time.

     As of November 1, 2005, under the heading "The Hartford Global Communications Fund, Your Expenses", on page 7, footnote 5 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Other expenses" and "Total annual operating expenses" in the table.

        (5) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. The "Other Expenses" in the table are based on, among other things, the fees the fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

B. THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

     As of September 1, 2005, under the heading "The Hartford Global Financial Services Fund, Your Expenses", on page 12 of the Prospectus, footnote 3 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

        (3) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.15%, 1.90% and 1.90%, respectively.

     As of September 1, 2005, under the heading "The Hartford Global Financial Services Fund, Your Expenses", on page 12, footnote 4 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Management fees" and "Total annual operating expenses" in the table.

        (4) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55%. This management fee waiver may be discontinued at any time.

     As of November 1, 2005, under the heading "The Hartford Global Financial Services Fund, Your Expenses," on page 12, footnote 5 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Other expenses" and "Total annual operating expenses" in the table.

        (5) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. The "Other Expenses" in the table are based on, among other things, the fees the fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. Class A shares are currently not impacted by the waiver.

C. Effective November 1, 2005, the fee schedules for each of the funds listed on page 45 of the Prospectus, under the heading "Management Fees", are deleted and replaced with the following:

GLOBAL COMMUNICATIONS FUND(1), GLOBAL FINANCIAL SERVICES FUND(2), GLOBAL HEALTH FUND AND GLOBAL TECHNOLOGY FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               1.00%
Next $500 Million                                                0.95%
Amount over $1 Billion                                           0.90%

(1) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55%. This management fee waiver may be discontinued at any time.

(2) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55%. This management fee waiver may be discontinued at any time.

INTERNATIONAL CAPITAL APPRECIATION FUND AND INTERNATIONAL SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               1.00%
Next $500 Million                                                0.90%
Amount over $1 Billion                                           0.85%

GLOBAL LEADERS FUND AND INTERNATIONAL OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.85%
Next $500 Million                                                0.75%
Amount over $1 Billion                                           0.70%

4.  TRANSFER AGENT FEE WAIVERS

     Effective November 1, 2005, Hartford Administrative Services Company (the funds' transfer agent) has agreed to waive a portion of the transfer agency fees of the funds under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. Not all classes may currently be impacted by the waiver. "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the funds pay. That undertaking may be amended or withdrawn at any time.

     The "Other Expenses" in the fee table disclosed in the prospectus for each of the Funds are based on, among other things, the fees a fund would have paid if the Transfer Agent did not waive a portion of its fee under the undertaking described above. In the case of the classes impacted by the waiver described above, after the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets for Class A, Class B and Class C shares of the following funds were:

                                                                            "TOTAL ANNUAL OPERATING
                                                 "OTHER EXPENSES"                  EXPENSES"
FUND                                        CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
Global Health                                0.43%     0.43%       --      1.68%     2.43%       --
Global Leaders                               0.46%     0.45%       --      1.53%     2.27%       --
Global Technology                            0.47%     0.46%     0.47%     1.72%     2.46%     2.47%
International Capital Appreciation             --      0.65%       --        --      2.65%       --
International Opportunities                  0.53%     0.53%     0.53%     1.63%     2.38%     2.38%
International Small Company                    --      0.73%       --        --      2.73%       --

     This table only reflects transfer agent fee waivers as described above and does not reflect any other waivers or limitations on total operating expenses that may apply to each Fund and/or class, as described in the Prospectus or in this Supplement. In addition, not all classes are currently impacted by the waivers described above; therefore, only expenses of those Funds and classes currently affected by the transfer agent fee waivers are identified in the table.

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 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

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